Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.63%
Communication Services - 5.87%
Advantage Solutions,
Inc.* 1,124,643 $ 1,698,211
AMC Networks, Inc.,
Class A* 173,500 1,193,680
Angi, Inc.* 65,000 1,001,650
ATN International, Inc. 50,600 1,027,686
comScore, Inc.* 15,000 103,050
Creative Realities, Inc.* 10,000 19,500
Cumulus Media, Inc.,
Class A* 43,300 19,139
DHI Group, Inc.* 56,800 78,952
EchoStar Corp.,
Class A*+ 3,430 87,739
Entravision
Communications
Corp., Class A 260,800 547,680
Gaia, Inc.* 77,000 296,450
Gannett Co., Inc.* 797,700 2,305,353
Gray Media, Inc. 261,100 1,127,952
Harte Hanks, Inc.* 7,700 36,960
Liberty Latin America,
Ltd., Class A* 180,000 1,139,400
Liberty Latin America,
Ltd., Class C* 776,500 4,822,065
Marcus Corp. (The) 168,000 2,803,920
Outbrain, Inc.* 279,466 1,042,408
Playstudios, Inc.* 75,000 95,250
Saga Communications,
Inc., Class A 27,000 336,690
Scholastic Corp. 91,750 1,732,240
Sinclair, Inc. 284,746 4,536,004
Sphere Entertainment
Co.*+ 170,000 5,562,400
Taboola.com, Ltd.* 850,000 2,507,500
TEGNA, Inc. 450,000 8,199,000
Telephone and Data
Systems, Inc. 338,300 13,105,742
Townsquare Media, Inc.,
Class A 69,900 568,986
United States Cellular
Corp.*+ 2,982 206,205
WideOpenWest, Inc.* 259,100 1,282,545
Ziff Davis, Inc.*+ 90,000 3,382,200
60,866,557
Consumer Discretionary - 10.65%
1-800-Flowers.com, Inc.,
Class A*+ 241,400 1,424,260
Abercrombie & Fitch
Co., Class A* 23,600 1,802,332
Adient PLC* 235,000 3,022,100
Industry Company Shares Value
Consumer Discretionary (continued)
Advance Auto Parts,
Inc.+ 175,000 $ 6,861,750
aka Brands Holding
Corp.* 1,000 13,480
A-Mark Precious Metals,
Inc. 10,000 253,700
AMCON Distributing
Co. 2,450 287,397
American Axle &
Manufacturing
Holdings, Inc.* 313,996 1,277,964
American Outdoor
Brands, Inc.* 49,500 601,920
American Public
Education, Inc.* 61,100 1,363,752
AMMO, Inc.*+ 281,200 388,056
Ark Restaurants Corp. 8,500 85,850
Arko Corp.+ 200,000 790,000
Bassett Furniture
Industries, Inc. 21,900 333,975
Beazer Homes USA,
Inc.* 2,300 46,897
Big 5 Sporting Goods
Corp. 113,700 109,937
Biglari Holdings, Inc.,
Class B*+ 6,200 1,342,548
Caleres, Inc.+ 91,200 1,571,376
Century Communities,
Inc. 75,800 5,086,180
Chegg, Inc.* 9,800 6,264
China Automotive
Systems, Inc. 136,350 602,667
Citi Trends, Inc.* 13,900 307,677
Crown Crafts, Inc. 75,850 276,094
Dana, Inc. 481,600 6,419,728
Designer Brands, Inc.,
Class A+ 119,500 436,175
Destination XL Group,
Inc.* 144,544 211,034
Duluth Holdings, Inc.,
Class B* 98,300 171,042
El Pollo Loco Holdings,
Inc.* 158,300 1,630,490
Escalade, Inc. 23,200 354,960
Ethan Allen Interiors, Inc. 3,500 96,950
Flanigan's Enterprises,
Inc. 14,000 345,940
Flexsteel Industries, Inc. 20,159 736,005
Foot Locker, Inc.* 330,000 4,653,000
Fossil Group, Inc.* 38,500 44,275
Genesco, Inc.* 42,700 906,521
GigaCloud Technology,
Inc., Class A*+ 178,700 2,537,540

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
G-III Apparel Group,
Ltd.* 187,500 $ 5,128,125
Good Times
Restaurants, Inc.* 106,000 260,760
Guess?, Inc.+ 114,834 1,271,212
Hamilton Beach Brands
Holding Co., Class A 44,900 872,407
Haverty Furniture Cos.,
Inc. 74,400 1,467,168
Holley, Inc.*+ 311,300 800,041
Hooker Furnishings
Corp. 51,000 512,040
Hovnanian Enterprises,
Inc., Class A* 27,389 2,867,902
JAKKS Pacific, Inc. 62,300 1,536,941
Johnson Outdoors, Inc.,
Class A 1,959 48,662
Kohl's Corp.+ 330,000 2,699,400
Lands' End, Inc.* 25,100 255,518
Landsea Homes Corp.* 137,229 881,010
Latham Group, Inc.* 402,300 2,586,789
Legacy Housing Corp.* 3,331 84,008
Lifetime Brands, Inc. 106,466 524,877
Live Ventures, Inc.* 15,550 118,646
Lovesac Co. (The)*+ 31,000 563,580
Lulu's Fashion Lounge
Holdings, Inc.* 25,000 10,000
M/I Homes, Inc.* 3,700 422,466
MarineMax, Inc.* 6,400 137,600
MasterCraft Boat
Holdings, Inc.*+ 51,600 888,552
Monro, Inc. 69,500 1,005,665
Motorcar Parts of
America, Inc.* 94,121 894,150
Movado Group, Inc. 45,000 752,400
ODP Corp. (The)* 72,500 1,038,925
OneWater Marine, Inc.,
Class A*+ 4,900 79,282
Patrick Industries, Inc.+ 147 12,430
Perdoceo Education
Corp. 2,500 62,950
Petco Health & Wellness
Co., Inc.*+ 1,073,000 3,272,650
Phinia, Inc. 199,000 8,443,570
Rocky Brands, Inc. 27,200 472,464
Sally Beauty Holdings,
Inc.* 327,448 2,956,855
Shoe Carnival, Inc. 104,500 2,297,955
Signet Jewelers, Ltd. 106,500 6,183,390
Smith & Wesson Brands,
Inc.+ 9,400 87,608
Industry Company Shares Value
Consumer Discretionary (continued)
Solo Brands, Inc.,
Class A* 165,000 $ 27,687
Sportsman's Warehouse
Holdings, Inc.* 3,300 3,281
Standard Motor
Products, Inc. 81,600 2,034,288
Strattec Security Corp.* 12,012 473,994
Superior Group of Cos.,
Inc. 47,200 516,368
Target Hospitality
Corp.*+ 25,000 164,500
Tilly's, Inc., Class A* 1,600 3,520
Topgolf Callaway Brands
Corp.*+ 500,000 3,295,000
Traeger, Inc.* 497,300 835,464
Unifi, Inc.* 4,273 20,553
Universal Electronics,
Inc.* 20,560 125,827
Vera Bradley, Inc.* 69,600 156,600
Vince Holding Corp.* 41,263 79,225
Weyco Group, Inc. 40,000 1,219,200
Winnebago Industries,
Inc. 106,481 3,669,335
110,522,676
Consumer Staples - 5.62%
Andersons, Inc. (The) 160,438 6,887,603
B&G Foods, Inc.+ 283,300 1,946,271
Central Garden & Pet
Co.*+ 28,000 1,026,480
Central Garden & Pet
Co., Class A* 195,700 6,405,261
Coffee Holding Co., Inc.* 1,000 3,550
Dole PLC 477,500 6,899,875
Edgewell Personal Care
Co. 141,100 4,403,731
Fresh Del Monte
Produce, Inc. 191,477 5,903,236
Hain Celestial Group,
Inc. (The)*+ 236,000 979,400
HF Foods Group, Inc.*+ 13,826 67,747
Ingles Markets, Inc.,
Class A 48,400 3,152,292
Natural Alternatives
International, Inc.* 18,100 62,264
Natural Grocers by
Vitamin Cottage, Inc. 50,600 2,034,120
Nature's Sunshine
Products, Inc.* 6,593 82,742
Olaplex Holdings, Inc.* 1,229,000 1,560,830
Seneca Foods Corp.,
Class A* 20,900 1,860,936

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Consumer Staples (continued)
SpartanNash Co. 110,946 $ 2,247,766
TreeHouse Foods, Inc.* 100,000 2,709,000
United Natural Foods,
Inc.* 241,900 6,625,641
USANA Health
Sciences, Inc.* 25,000 674,250
Village Super Market,
Inc., Class A 65,750 2,499,158
Weis Markets, Inc. 2,924 225,294
58,257,447
Energy - 13.32%
Amplify Energy Corp.* 174,600 653,004
Archrock, Inc. 8,816 231,332
Ardmore Shipping Corp. 216,400 2,118,556
Barnwell Industries, Inc.* 15,500 25,110
Berry Corp. 238,400 765,264
Bristow Group, Inc.* 64,333 2,031,636
Clean Energy Fuels
Corp.* 600,000 930,000
Crescent Energy Co.,
Class A 715,655 8,043,962
Delek US Holdings, Inc. 267,000 4,023,690
DHT Holdings, Inc.+ 569,500 5,979,750
Diversified Energy Co.
PLC 202,542 2,738,368
DMC Global, Inc.* 75,000 631,500
Dorian LPG, Ltd. 211,300 4,720,442
Drilling Tools
International Corp.* 25,000 59,250
Epsilon Energy, Ltd. 90,000 635,400
Forum Energy
Technologies, Inc.* 28,900 581,179
FutureFuel Corp. 195,300 761,670
Geospace Technologies
Corp.*+ 62,016 447,135
Gran Tierra Energy, Inc.* 150,000 739,500
Gulf Island Fabrication,
Inc.* 50,000 323,000
Gulfport Energy Corp.* 44,600 8,212,644
Hallador Energy Co.* 255,000 3,131,400
Helix Energy Solutions
Group, Inc.* 485,406 4,033,724
Innovex International,
Inc.* 14,800 265,808
International Seaways,
Inc.+ 180,000 5,976,000
Kolibri Global Energy,
Inc.* 10,000 83,900
Mammoth Energy
Services, Inc.* 121,500 247,860
Industry Company Shares Value
Energy (continued)
NACCO Industries, Inc.,
Class A 21,945 $ 740,205
Natural Gas Services
Group, Inc.* 114,752 2,521,101
NCS Multistage
Holdings, Inc.* 10,000 349,900
Nordic American
Tankers, Ltd.+ 625,000 1,537,500
NPK International, Inc.* 250,000 1,452,500
Oil States International,
Inc.* 245,700 1,265,355
Par Pacific Holdings,
Inc.* 164,800 2,350,048
Peabody Energy Corp. 380,000 5,149,000
PHX Minerals, Inc. 129,800 512,710
PrimeEnergy Resources
Corp.* 1,241 282,812
ProFrac Holding Corp.,
Class A*+ 572,500 4,345,275
ProPetro Holding Corp.* 480,000 3,528,000
Ranger Energy Services,
Inc., Class A 113,850 1,615,532
REX American
Resources Corp.* 90,900 3,415,113
Ring Energy, Inc.*+ 633,393 728,402
RPC, Inc. 737,000 4,053,500
SandRidge Energy, Inc. 100,550 1,148,281
Scorpio Tankers, Inc. 30,000 1,127,400
SEACOR Marine
Holdings, Inc.* 16,390 82,933
Seadrill, Ltd.* 177,053 4,426,325
Select Water Solutions,
Inc. 431,300 4,528,650
SFL Corp., Ltd. 695,000 5,699,000
Smart Sand, Inc. 220,500 571,095
Solaris Energy
Infrastructure, Inc.+ 68,593 1,492,584
Summit Midstream
Corp.* 28,000 948,920
Talos Energy, Inc.* 458,400 4,455,648
Teekay Corp., Ltd. 590,000 3,876,300
Teekay Tankers, Ltd.,
Class A 167,000 6,391,090
US Energy Corp.*+ 27,000 32,400
VAALCO Energy, Inc.+ 472,200 1,775,472
Vital Energy, Inc.* 100,000 2,122,000
World Kinect Corp.+ 255,600 7,248,816
138,164,951
Financials - 34.80%
1st Source Corp. 69,800 4,174,738
Acacia Research Corp.* 45,000 144,000

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
ACNB Corp. 51,400 $ 2,115,624
Alerus Financial Corp. 9,750 179,985
Amalgamated Financial
Corp. 94,930 2,729,238
Ambac Financial Group,
Inc.* 110,000 962,500
AmeriServ Financial, Inc. 77,900 189,297
Ames National Corp. 6,008 105,260
Associated Capital
Group, Inc., Class A+ 1,000 38,320
Atlanticus Holdings
Corp.* 1,610 82,352
Auburn National
BanCorp, Inc. 12,000 259,080
Banco Latinoamericano
de Comercio Exterior
SA, Class E 108,400 3,967,440
Bank of Marin Bancorp 15,047 332,087
Bank of NT Butterfield &
Son, Ltd. (The) 35,000 1,362,200
Bank of the James
Financial Group, Inc. 13,000 192,140
Bank7 Corp. 19,957 773,134
BankFinancial Corp. 44,100 557,424
BankUnited, Inc. 195,964 6,749,000
Bankwell Financial
Group, Inc. 15,000 452,700
Banner Corp. 83,127 5,301,009
Bar Harbor Bankshares 50,966 1,503,497
BayCom Corp. 38,313 964,338
BCB Bancorp, Inc. 42,000 414,120
Berkshire Hills Bancorp,
Inc. 115,000 3,000,350
Blue Ridge Bankshares,
Inc.* 21,237 69,233
Bread Financial
Holdings, Inc. 111,500 5,583,920
Bridgewater
Bancshares, Inc.* 57,500 798,675
Brookline Bancorp, Inc. 200,000 2,180,000
Burke & Herbert
Financial Services
Corp. 173 9,707
Business First
Bancshares, Inc. 85,800 2,089,230
Byline Bancorp, Inc. 149,800 3,918,768
C&F Financial Corp. 13,600 916,504
California BanCorp* 47,700 683,541
Camden National Corp. 39,100 1,582,377
Capital Bancorp, Inc. 73,950 2,095,004
Capital City Bank
Group, Inc. 37,172 1,336,705
Industry Company Shares Value
Financials (continued)
Carter Bankshares, Inc.* 60,485 $ 978,647
CB Financial Services,
Inc. 20,400 580,380
Central Pacific Financial
Corp. 67,000 1,811,680
CF Bankshares, Inc. 19,000 418,760
Chemung Financial
Corp. 19,500 927,615
ChoiceOne Financial
Services, Inc. 28,500 819,945
Citizens & Northern
Corp. 15,500 311,860
Citizens Community
Bancorp, Inc. 52,500 754,950
Citizens Financial
Services, Inc. 2,448 142,106
Citizens, Inc.*+ 169,500 771,225
Civista Bancshares, Inc. 32,523 635,499
CNB Financial Corp. 64,300 1,430,675
Coastal Financial Corp.* 6,500 587,665
Colony Bankcorp, Inc. 56,010 904,562
Community Trust
Bancorp, Inc. 60,000 3,021,600
Community West
Bancshares 14,930 275,906
ConnectOne Bancorp,
Inc. 104,446 2,539,082
Consumer Portfolio
Services, Inc.* 146,650 1,271,456
Dime Community
Bancshares, Inc. 79,112 2,205,643
Donegal Group, Inc.,
Class A 46,175 906,415
Eagle Bancorp Montana,
Inc. 21,000 351,960
Eagle Bancorp, Inc. 70,070 1,471,470
Encore Capital Group,
Inc.*+ 67,500 2,313,900
Enova International, Inc.* 67,407 6,508,820
Enterprise Bancorp, Inc. 34,375 1,338,219
Enterprise Financial
Services Corp. 110,400 5,932,896
Equity Bancshares, Inc.,
Class A 80,000 3,152,000
ESSA Bancorp, Inc. 44,700 842,595
Evans Bancorp, Inc. 8,000 311,760
EZCORP, Inc., Class A* 341,706 5,029,912
Farmers & Merchants
Bancorp, Inc. 4,530 108,312
Farmers National Banc
Corp. 10,968 143,132
FB Financial Corp. 18,192 843,381

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Federal Agricultural
Mortgage Corp.,
Class C 26,600 $ 4,987,766
Fidelis Insurance
Holdings, Ltd. 342,000 5,540,400
Financial Institutions, Inc. 70,000 1,747,200
Finwise Bancorp* 30,700 537,557
First Bancorp, Inc. (The) 1,000 24,720
First Bancshares, Inc.
(The) 79,400 2,684,514
First Bank 85,230 1,262,256
First Busey Corp. 283,536 6,124,378
First Business Financial
Services, Inc. 45,400 2,140,610
First Capital, Inc. 15,035 573,585
First Community Corp. 2,000 45,120
First Financial Bancorp 258,318 6,452,784
First Financial Corp. 39,362 1,927,951
First Guaranty
Bancshares, Inc. 22,972 176,884
First Internet Bancorp 20,000 535,600
First Merchants Corp. 175,600 7,101,264
First Mid Bancshares,
Inc. 51,500 1,797,350
First National Corp.+ 30,800 691,460
First Northwest Bancorp 11,787 119,756
First of Long Island
Corp. (The) 38,200 471,770
First Savings Financial
Group, Inc. 20,700 533,232
First United Corp. 29,176 875,864
First US Bancshares,
Inc. 6,468 86,413
First Western Financial,
Inc.* 12,500 245,625
Firstsun Capital
Bancorp* 10,000 361,500
Flushing Financial Corp. 68,497 869,912
Franklin Financial
Services Corp.+ 30,700 1,088,315
FS Bancorp, Inc. 39,000 1,482,390
FVCBankcorp, Inc.* 42,499 449,214
Great Elm Group, Inc.* 4,500 8,505
Great Southern
Bancorp, Inc. 3,000 166,110
Green Dot Corp.,
Class A* 131,000 1,105,640
Greenlight Capital Re,
Ltd., Class A* 25,000 338,750
Guaranty Bancshares,
Inc. 3,000 120,090
Industry Company Shares Value
Financials (continued)
Guild Holdings Co.,
Class A 176,781 $ 2,704,749
Hamilton Insurance
Group, Ltd., Class B* 251,500 5,213,595
Hanmi Financial Corp. 68,558 1,553,524
Hanover Bancorp, Inc. 13,924 305,353
HarborOne Bancorp,
Inc. 90,100 934,337
Hawthorn Bancshares,
Inc. 28,404 801,845
Hennessy Advisors, Inc. 7,000 69,720
Heritage Commerce
Corp. 132,464 1,261,057
Heritage Financial Corp. 122,500 2,980,425
Heritage Insurance
Holdings, Inc.* 97,100 1,400,182
Hilltop Holdings, Inc. 138,700 4,223,415
Home Bancorp, Inc. 30,494 1,366,131
HomeTrust Bancshares,
Inc. 52,500 1,799,700
Hope Bancorp, Inc. 313,300 3,280,251
Horace Mann Educators
Corp. 142,000 6,067,660
Horizon Bancorp, Inc. 112,667 1,699,018
Independent Bank Corp. 69,421 3,730,473
Investar Holding Corp. 43,000 757,230
Investors Title Co. 494 119,094
James River Group
Holdings, Ltd. 2,000 8,400
Kearny Financial Corp. 86,462 541,252
Landmark Bancorp, Inc. 18,592 506,446
LCNB Corp. 43,600 644,844
LendingTree, Inc.* 5,000 251,350
Live Oak Bancshares,
Inc. 25,000 666,500
loanDepot, Inc., Class A* 567,310 675,099
Magyar Bancorp, Inc. 1,000 13,900
MainStreet Bancshares,
Inc. 22,980 384,226
Medallion Financial
Corp. 46,659 406,400
Mercantile Bank Corp. 47,300 2,054,712
Mercury General Corp. 8,700 486,330
Meridian Corp. 43,800 630,720
Metrocity Bankshares,
Inc. 9,291 256,153
Metropolitan Bank
Holding Corp.* 23,300 1,304,567
Mid Penn Bancorp, Inc. 26,603 689,284
Middlefield Banc Corp. 30,000 838,500
Midland States Bancorp,
Inc. 43,200 739,584

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
MidWestOne Financial
Group, Inc. 49,260 $ 1,458,589
MVB Financial Corp. 32,600 564,632
National Bank Holdings
Corp., Class A 30,000 1,148,100
Navient Corp. 450,000 5,683,500
NI Holdings, Inc.* 50,000 713,000
Northeast Community
Bancorp, Inc. 53,139 1,245,578
Northfield Bancorp, Inc. 101,800 1,110,638
Northrim BanCorp, Inc. 6,502 476,076
Northwest Bancshares,
Inc. 337,700 4,059,154
Oak Valley Bancorp 30,835 769,642
OceanFirst Financial
Corp. 125,323 2,131,744
OFG Bancorp 40,000 1,600,800
Ohio Valley Banc Corp. 15,700 408,985
Old Point Financial
Corp.+ 159 4,760
Old Second Bancorp,
Inc. 132,603 2,206,514
Onity Group, Inc.* 42,501 1,373,632
OP Bancorp 91,900 1,104,638
Oportun Financial Corp.* 50,000 274,500
Oppenheimer Holdings,
Inc., Class A 39,493 2,354,968
OptimumBank Holdings,
Inc.* 15,000 61,650
Origin Bancorp, Inc. 63,222 2,191,907
Orrstown Financial
Services, Inc. 81,143 2,435,101
Parke Bancorp, Inc. 47,099 887,345
Pathfinder Bancorp, Inc. 10,200 167,688
Pathward Financial, Inc. 5,181 377,954
Patriot National
Bancorp, Inc.* 10,182 11,811
Paysafe, Ltd.*+ 218,900 3,434,541
PCB Bancorp 58,600 1,096,406
Peapack-Gladstone
Financial Corp. 43,894 1,246,590
Penns Woods Bancorp,
Inc. 23,229 648,321
Peoples Bancorp of
North Carolina, Inc. 25,617 697,807
Peoples Bancorp, Inc. 126,770 3,759,998
Peoples Financial
Services Corp. 22,900 1,018,363
Pioneer Bancorp, Inc.* 82,600 967,246
Plumas Bancorp 2,000 86,540
Preferred Bank 3,333 278,839
Primis Financial Corp. 6,600 64,482
Industry Company Shares Value
Financials (continued)
Princeton Bancorp, Inc. 34,480 $ 1,053,364
PROG Holdings, Inc. 4,500 119,700
Provident Financial
Holdings, Inc. 26,600 388,094
Provident Financial
Services, Inc. 132,631 2,277,274
QCR Holdings, Inc. 53,000 3,779,960
RBB Bancorp 65,883 1,087,070
Red River Bancshares,
Inc. 1,907 98,497
Regional Management
Corp. 56,100 1,689,171
Renasant Corp.+ 178,280 6,049,040
Repay Holdings Corp.* 245,000 1,364,650
Republic Bancorp, Inc.,
Class A 49,362 3,150,283
Rhinebeck Bancorp, Inc.* 15,000 147,600
Richmond Mutual
BanCorp, Inc. 25,000 320,000
Riverview Bancorp, Inc. 119,500 675,175
S&T Bancorp, Inc. 149,601 5,542,717
Sandy Spring Bancorp,
Inc. 5,000 139,750
SB Financial Group, Inc. 35,490 738,902
Security National
Financial Corp.,
Class A* 75,306 911,203
Shore Bancshares, Inc. 70,510 954,705
Sierra Bancorp 53,000 1,477,640
Simmons First National
Corp., Class A 307,800 6,319,134
SiriusPoint, Ltd.* 572,100 9,891,609
SmartFinancial, Inc. 56,500 1,756,020
South Plains Financial,
Inc. 94,700 3,136,464
Southern First
Bancshares, Inc.* 19,038 626,731
Southern Missouri
Bancorp, Inc. 11,000 572,220
Southern States
Bancshares, Inc. 35,000 1,251,250
Southside Bancshares,
Inc. 29,500 854,320
SouthState Corp. 14,640 1,358,885
Stellar Bancorp, Inc. 104,200 2,882,172
Stewart Information
Services Corp. 1,314 93,754
Summit State Bank 21,000 193,830
SWK Holdings Corp.*+ 30,405 528,743
Third Coast Bancshares,
Inc.* 58,000 1,935,460
Timberland Bancorp, Inc. 47,900 1,444,185

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Tiptree, Inc. 90,000 $ 2,168,100
TriCo Bancshares 15,900 635,523
TrustCo Bank Corp. NY 46,680 1,422,806
Trustmark Corp. 7,500 258,675
UMB Financial Corp. 1,005 101,606
Union Bankshares, Inc. 139 4,374
United Bancorp, Inc. 8,400 112,728
United Fire Group, Inc. 77,000 2,268,420
United Security
Bancshares 50,000 448,000
Unity Bancorp, Inc. 43,867 1,785,387
Universal Insurance
Holdings, Inc. 91,617 2,171,323
Univest Financial Corp. 100,137 2,839,885
US Global Investors,
Inc., Class A 48,500 109,610
Velocity Financial, Inc.* 81,998 1,534,183
Veritex Holdings, Inc. 139,380 3,480,319
WaFd, Inc. 192,252 5,494,562
Washington Trust
Bancorp, Inc. 7,700 237,622
Waterstone Financial,
Inc. 44,500 598,525
WesBanco, Inc. 233,240 7,221,110
Western New England
Bancorp, Inc. 74,897 696,542
Westwood Holdings
Group, Inc. 26,452 428,522
World Acceptance
Corp.* 20,100 2,543,655
360,991,124
Health Care - 3.96%
AdaptHealth Corp.* 573,400 6,215,656
American Shared
Hospital Services* 8,500 23,630
Avanos Medical, Inc.* 119,417 1,711,246
Aytu BioPharma, Inc.* 1,500 1,800
CareCloud, Inc.* 54,200 75,338
Claritev Corp.*+ 2 41
DocGo, Inc.*+ 300,000 792,000
Enhabit, Inc.* 190,179 1,671,673
FONAR Corp.* 30,300 424,503
Fulgent Genetics, Inc.*+ 2,708 45,765
Kiora Pharmaceuticals,
Inc.* 2,000 6,020
Opus Genetics, Inc.* 30,400 29,847
OraSure Technologies,
Inc.* 155,000 522,350
Owens & Minor, Inc.* 253,600 2,290,008
Industry Company Shares Value
Health Care (continued)
Pacira BioSciences,
Inc.*+ 129,300 $ 3,213,105
Pediatrix Medical Group,
Inc.* 265,000 3,839,850
Premier, Inc., Class A+ 312,400 6,023,072
Retractable
Technologies, Inc.* 9,430 6,634
SCYNEXIS, Inc.* 186,000 177,091
Select Medical Holdings
Corp. 458,000 7,648,600
Spero Therapeutics, Inc.* 50,000 36,000
Vanda Pharmaceuticals,
Inc.* 100 459
Varex Imaging Corp.* 124,200 1,440,720
Voyager Therapeutics,
Inc.*+ 600 2,028
XBiotech, Inc.* 20,000 64,800
Zymeworks, Inc.*+ 406,900 4,846,179
41,108,415
Industrials - 15.37%
ACCO Brands Corp. 381,300 1,597,647
Air Industries Group* 9 31
Allegiant Travel Co. 70,200 3,625,830
Alpha Pro Tech, Ltd.* 39,124 195,620
Ameresco, Inc., Class A* 146,472 1,769,382
American Woodmark
Corp.* 83,400 4,906,422
Avalon Holdings Corp.,
Class A* 16,900 47,996
AZZ, Inc. 1,600 133,776
BGSF, Inc. 45,100 165,968
BlueLinx Holdings, Inc.* 45,000 3,374,100
BrightView Holdings,
Inc.* 454,500 5,835,780
Broadwind, Inc.* 5,000 7,250
Caesarstone, Ltd.*+ 108,177 262,870
CBAK Energy
Technology, Inc.* 360,000 286,956
Civeo Corp. 77,255 1,776,865
Columbus McKinnon
Corp. 75,000 1,269,750
Commercial Vehicle
Group, Inc.* 53,600 61,640
CompX International,
Inc. 1,000 20,720
Concrete Pumping
Holdings, Inc. 263,000 1,435,980
Conduent, Inc.* 527,785 1,425,019
Costamare, Inc. 570,400 5,612,736
Covenant Logistics
Group, Inc. 170,800 3,791,760

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Deluxe Corp. 187,000 $ 2,956,470
DLH Holdings Corp.* 23,291 94,329
DNOW, Inc.* 410,000 7,002,800
Eastern Co. (The) 29,601 749,497
Ennis, Inc. 9,900 198,891
Enviri Corp.* 387,580 2,577,407
Genco Shipping &
Trading, Ltd. 180,900 2,416,824
Gencor Industries, Inc.* 4,219 51,303
Golden Ocean Group,
Ltd.+ 573,400 4,575,732
Great Lakes Dredge &
Dock Corp.* 25,000 217,500
Greenbrier Cos., Inc.
(The)+ 137,000 7,017,140
Greenland Technologies
Holding Corp.*+ 5,000 8,750
Heartland Express, Inc. 235,000 2,166,700
Heidrick & Struggles
International, Inc. 18,000 770,940
Himalaya Shipping, Ltd. 400 2,192
Hurco Cos., Inc. 2,060 31,951
Hyster-Yale, Inc. 20,000 830,800
JELD-WEN Holding,
Inc.* 276,200 1,648,914
JetBlue Airways Corp.*+ 1,157,500 5,579,150
Kelly Services, Inc.,
Class A 114,383 1,506,424
Kennametal, Inc. 225,000 4,792,500
Limbach Holdings, Inc.* 3,000 223,410
Manitowoc Co., Inc.
(The)* 130,000 1,116,700
Mastech Digital, Inc.* 1,000 10,210
Masterbrand, Inc.* 570,000 7,444,200
Mayville Engineering
Co., Inc.* 97,810 1,313,588
MillerKnoll, Inc. 272,000 5,206,080
Mistras Group, Inc.* 137,050 1,449,989
MRC Global, Inc.* 309,000 3,547,320
NL Industries, Inc. 66,962 529,000
Northwest Pipe Co.* 50,000 2,065,000
Orion Group Holdings,
Inc.* 17,131 89,595
PAMT Corp.* 94,220 1,143,831
Pangaea Logistics
Solutions, Ltd. 296,300 1,410,388
Park-Ohio Holdings
Corp. 22,484 485,654
Perma-Pipe International
Holdings, Inc.* 14,000 174,020
Preformed Line Products
Co. 1,000 140,090
Industry Company Shares Value
Industrials (continued)
Proto Labs, Inc.* 1,000 $ 35,040
Quad/Graphics, Inc. 306,500 1,670,425
Quanex Building
Products Corp.+ 126,700 2,355,353
Radiant Logistics, Inc.* 175,250 1,077,788
Resources Connection,
Inc. 100,500 657,270
Safe Bulkers, Inc. 542,100 2,000,349
Servotronics, Inc.* 1,500 15,900
SkyWest, Inc.* 100,696 8,797,810
Steelcase, Inc., Class A 495,000 5,425,200
Sun Country Airlines
Holdings, Inc.* 198,800 2,449,216
Titan International, Inc.*+ 139,200 1,167,888
TrueBlue, Inc.* 7,150 37,967
Tutor Perini Corp.* 275,000 6,374,500
Twin Disc, Inc. 5,000 37,850
Ultralife Corp.* 2,500 13,450
Universal Logistics
Holdings, Inc.+ 109,009 2,860,396
V2X, Inc.* 114,586 5,620,443
Virco Mfg. Corp.+ 35,400 334,884
Wabash National Corp. 87,700 969,085
Werner Enterprises,
Inc.+ 100,000 2,930,000
Willis Lease Finance
Corp. 34,393 5,433,062
159,413,263
Information Technology - 4.12%
Alpha & Omega
Semiconductor, Ltd.*+ 7,144 177,600
Amtech Systems, Inc.* 49,200 237,636
AstroNova, Inc.* 1,274 11,708
Benchmark Electronics,
Inc. 153,185 5,825,625
Daktronics, Inc.* 211,100 2,571,198
Data Storage Corp.*+ 2,266 8,226
E2open Parent
Holdings, Inc.* 769,600 1,539,200
Eastman Kodak Co.*+ 298,000 1,883,360
Key Tronic Corp.* 35,100 90,558
Kimball Electronics, Inc.* 77,200 1,269,940
Methode Electronics,
Inc. 16,000 102,080
NCR Voyix Corp.*+ 475,000 4,631,250
NETGEAR, Inc.* 132,900 3,250,734
NetSol Technologies,
Inc.* 2,500 6,050
Photronics, Inc.* 166,050 3,447,198

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Richardson Electronics,
Ltd. 13,000 $ 145,080
ScanSource, Inc.* 104,301 3,547,277
SigmaTron International,
Inc.* 2,000 2,500
Synchronoss
Technologies, Inc.* 2,000 21,780
Taitron Components,
Inc., Class A 10,000 25,200
Trio-Tech International* 21,800 130,582
TTM Technologies, Inc.* 440,553 9,035,742
Upland Software, Inc.* 25,000 71,500
Viasat, Inc.*+ 250,000 2,605,000
Vishay Precision Group,
Inc.* 5,000 120,450
WidePoint Corp.* 11,000 36,630
Xerox Holdings Corp.+ 390,500 1,886,115
42,680,219
Materials - 4.84%
AdvanSix, Inc. 100,700 2,280,855
Alto Ingredients, Inc.* 184,500 210,330
Ampco-Pittsburgh Corp.* 25,000 54,250
Ascent Industries Co.* 39,525 500,387
Caledonia Mining Corp.
PLC 19,200 239,808
Clearwater Paper Corp.* 46,650 1,183,511
Constellium SE* 272,500 2,749,525
Core Molding
Technologies, Inc.* 37,900 576,080
Ecovyst, Inc.*+ 275,000 1,705,000
Friedman Industries, Inc. 20,300 302,267
Intrepid Potash, Inc.* 46,856 1,377,098
Kaiser Aluminum Corp. 51,434 3,117,929
Koppers Holdings, Inc. 75,953 2,126,684
Kronos Worldwide, Inc. 800 5,984
LSB Industries, Inc.* 250,400 1,650,136
Magnera Corp.* 3,846 69,843
Mativ Holdings, Inc. 140,000 872,200
McEwen Mining, Inc.*+ 170,000 1,283,500
Metallus, Inc.*+ 178,200 2,380,752
Olympic Steel, Inc. 47,267 1,489,856
Radius Recycling, Inc. 10,000 288,800
Ramaco Resources, Inc.,
Class A+ 1,400 11,522
Ramaco Resources, Inc.,
Class B 40 284
Ranpak Holdings Corp.* 326,000 1,766,920
Rayonier Advanced
Materials, Inc.* 296,091 1,702,523
Ryerson Holding Corp. 90,000 2,066,400
Industry Company Shares Value
Materials (continued)
SunCoke Energy, Inc. 497,700 $ 4,578,840
Tronox Holdings PLC 528,000 3,717,120
Valhi, Inc.+ 93,527 1,519,814
Warrior Met Coal, Inc. 146,992 7,014,458
Worthington Steel, Inc. 134,000 3,394,220
50,236,896
Real Estate - 1.08%
AMREP Corp.* 52,000 1,042,600
Anywhere Real Estate,
Inc.* 305,000 1,015,650
Newmark Group, Inc.,
Class A 520,000 6,328,400
Opendoor Technologies,
Inc.*+ 1,995,000 2,034,900
RE/MAX Holdings, Inc.,
Class A* 91,400 765,018
Transcontinental Realty
Investors, Inc.*+ 1,400 39,130
11,225,698
TOTAL COMMON STOCKS - 99.63% 1,033,467,246
(Cost $933,091,729)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%+ 221 3,770
TOTAL PREFERRED STOCK - 0.00% 3,770
(Cost $4,597)
.
Rights - 0.01%
Pineapple Holdings,
Inc., CVR*
∆
#+++ 5,000 1,350
Resolute Forest
Products, Inc., CVR,
expiring 12/31/49*
∆
# 335,500 97,295
TOTAL RIGHTS - 0.01% 98,645
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.16%
Fidelity Investments
Money Market
Government Portfolio
Class I 4.23% 1,685,454
1,685,454
TOTAL MONEY MARKET FUND - 0.16% 1,685,454
(Cost $1,685,454)

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.84%
Dreyfus Institutional
Preferred Government
Money Market Fund** 4.29% 19,069,186
$ 19,069,186
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.84% 19,069,186
(Cost $19,069,186)
TOTAL INVESTMENTS
-
101.64%
$ 1,054,324,301
(Cost $953,850,966)
Liabilities in Excess of Other Assets - (1.64%) (16,975,351)
NET ASSETS - 100.00% $ 1,037,348,950
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2025.
^ Rate disclosed as of March 31, 2025.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $98,645, which is 0.01% of total net assets.
+ This security or a portion of the security is out on loan as of
March 31, 2025. Total loaned securities had a value of
$89,179,078 as of March 31, 2025.
+++ No stated maturity date.
CVR - Contingent Value Right
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 3/31/2025:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks (a) $ 1,033,467,246 $ – $ – $ 1,033,467,246
Preferred Stock 3,770 – – 3,770
Rights – – 98,645 98,645
Money Market Fund 1,685,454 – – 1,685,454
Investments Purchased With Cash Proceeds From Securities
Lending 19,069,186 – – 19,069,186
TOTAL
$1,054,225,656 $– $98,645 $1,054,324,301
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2024 $ 98,645
Purchases/Issuances –
Sales/Expirations –
Return of Capital –
Realized Gain/(Loss) –
Change in unrealized Appreciation/(Depreciation) –
Transfers in –
Transfers out –
Balance as of 03/31/2025 $ 98,645
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2025 $ –